UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08203

T. Rowe Price Quantitative Management Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2022
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRDSX QM U.S. Small-Cap Growth
Equity Fund –
.
TQAAX QM U.S. Small-Cap Growth
Equity Fund–
.
Advisor  Class
TQAIX QM U.S. Small-Cap Growth
Equity Fund–
.
I Class

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund
HIGHLIGHTS
Small-cap growth stocks plunged in 2022, but your fund strongly outperformed its benchmark, the MSCI US Small Cap Growth Index, and its Lipper peer group index.
Stock selection in several sectors, especially information technology, industrials and business services, and health care, contributed substantially to the portfolio’s outperformance. On the other hand, stock choices among energy and materials companies detracted.
We prefer companies that are higher in quality and have valuations that are more reasonable than those in the MSCI benchmark. Our intention is to outperform through stock selection instead of sector bets, and we believe sector neutrality versus the benchmark helps us avoid risks due to large moves in any individual sector.
We expect low equity market returns in the foreseeable future. Stocks of lower-
quality companies are likely to remain under pressure, but high-quality businesses with a solid financial profile should continue outperforming, and companies that are cheaper on cash flow metrics could have an advantage.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes fell sharply in 2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable margin as equity investors turned risk averse and as rising rates put downward pressure on growth stock valuations. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S.
dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, energy was a rare bright spot, gaining more than
60% as oil prices jumped in response to Russia’s invasion of Ukraine and concerns over commodity supply shortages. Defensive shares, such as utilities, consumer staples, and health care, held up relatively well and finished the year with roughly flat returns. Conversely, communication services, consumer discretionary, and information technology shares suffered the largest declines.
Elevated inflation remained a leading concern for investors throughout the period, although there were signs that price increases were moderating by year-
end. November’s consumer price index data showed headline inflation rising
7.1% on a 12-month basis, the lowest level since December 2021 but still well above the Federal Reserve’s 2% long-term target.
In response to the high inflation readings, global central banks tightened monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Fed, which at the end of
2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of 2022, raised its short-term lending benchmark from near zero in March to a target range of 4.25% to 4.50% by December and indicated that additional hikes are likely.
Bond yields increased considerably across the U.S. Treasury yield curve as the Fed tightened monetary policy, with the yield on the benchmark 10-year
U.S. Treasury note climbing from 1.52% at the start of the period to 3.88% at the end of the year. Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity Treasuries experienced the largest yield increases. The

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond Index delivering its worst year on record. (Bond prices and yields move in opposite directions.)
As the period came to an end, the economic backdrop appeared mixed.
Although manufacturing gauges have drifted toward contraction levels, the U.S.
jobs market remained resilient, and corporate and household balance sheets appeared strong. Meanwhile, the housing market has weakened amid rising mortgage rates.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, there continue to be opportunities for selective investors focused on fundamentals. Valuations in most global equity markets have improved markedly, although U.S. equities still appear relatively expensive by historical standards, while bond yields have reached some of the most attractive levels since the 2008 global financial crisis.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies.
FUND COMMENTARY
How did the fund perform in the past 12 months?
Small-cap growth stocks plunged in 2022 due to factors such as aggressive
Federal Reserve policy tightening, high inflation, rising U.S. Treasury yields, and, more recently, expectations of a slowdown in the economy. Your fund returned -22.41% but strongly outperformed its benchmark, the MSCI US
Small Cap Growth Index, and its Lipper peer group index, as shown in the
Performance Comparison table. (Performance for the fund’s Advisor and I
Class shares will vary due to their different fee structures. Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
Our stock selection in the
information technology
(IT) sector—which was hit
hard by rising interest rates
and expectations for slower
economic and earnings
growth—contributed the
most to the portfolio’s
outperformance. Two
of our most significant
contributors were Fair Isaac
and ExlService Holdings.
The former, best known for
its FICO score-related products, provides companies with analytic, software, and data management products and services that enable its customers to make critical business decisions. The latter is a data analytics and digital solutions provider serving various sectors and industries. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
QM U.S. Small-Cap Growth
Equity Fund –
.
5.70% -22.41%
QM U.S. Small-Cap Growth
Equity Fund–
.
Advisor  Class 5.57 -22.63
QM U.S. Small-Cap Growth
Equity Fund–
.
I  Class 5.75 -22.31
MSCI US Small Cap
Growth Index 3.47 -26.16
Lipper Small-Cap Growth
Funds Index 2.63 -26.54

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

In the industrials and business services sector, our stock choices also added value, particularly Booz Allen Hamilton Holding and Toro. Booz Allen is a
highly regarded management consulting, technology, and engineering services company that works with the U.S. government and its agencies on defense and intelligence matters and provides differentiated cybersecurity products and services. Toro makes equipment for turf and landscape maintenance, snow removal, and irrigation systems.
Our health care investments were also solid relative performance contributors, including Molina Healthcare, a Medicaid managed care company that contracts with various state governments to provide health care coverage for lower-
income individuals, and Horizon Therapeutics, a commercial stage specialty pharma company developing medicines for rare and rheumatic diseases.
Horizon’s shares surged late in the year as the company agreed to be acquired by Amgen. The Ensign Group, a provider of skilled nursing and assisted living services, also did well, particularly in the second half of the year, as the company raised its revenue and earnings estimates and expanded into various markets by acquiring a number of skilled nursing and rehabilitation facilities.
Another strong performer was Halozyme Therapeutics, a biotechnology firm whose technology enables drugs that are usually given intravenously to be given subcutaneously.
On the other hand, our stock selection in the energy sector—the top-
performing sector in 2022 by a wide margin—detracted from our relative results. SM Energy is an independent oil and natural gas company engaged in acquisition, exploitation, exploration, and production activities. Shares underperformed as supply chain delays contributed to the company missing production expectations, raising near-term concern for investors, but we expect the company to improve its execution. TechnipFMC is the market leader in subsea oil services, and it is the only company with a fully integrated subsea offering. We did not establish a position until the fourth quarter, so we did not harness the stock’s full-year appreciation, but we believe its business will improve as spending on offshore exploration increases.
Our stock choices in the materials sector also worked against us. One of our largest detractors for the year was Scotts Miracle-Gro, a producer and distributor of lawn and garden care products. Shares declined as weather, higher-than-expected commodity costs, and weakness in its hydroponics business were headwinds, so we eliminated our stake. Royal Gold acquires and manages precious metal streams—purchase agreements that provide the right to purchase metal produced from a mine—and royalty interests. Because we initiated a position during the fourth quarter, we did not benefit from the stock’s full-year appreciation.

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

How is the fund positioned?
At the end of 2022, various portfolio characteristics reflected our preference for companies that are higher in quality and have valuations that are more reasonable than those in the MSCI benchmark. For example, the historical earnings growth rate of our holdings (17.8%) was notably higher than those in the benchmark (12.4%), though the projected earnings growth rate of our holdings matched that of the index (14.2%). Also, the fund’s 12-month forward price/earnings (P/E) ratio (21.4) was a little lower than that of the index (22.3).
While P/E ratios have fallen considerably over the last year, they continue to reflect the relatively high earnings expectations that investors have for small-
cap growth companies. In addition, the fund’s return on equity (ROE) was materially higher (19.5%) than that of the benchmark (12.7%). ROE, which measures how effectively and efficiently a company and its management are using stockholder equity, is one of several important metrics that we consider when making investment decisions.
As shown in the Sector Diversification table on page 6, many of the portfolio’s sector allocations at the end of December were fairly close to those of the MSCI index. Our intention is to outperform through stock selection instead of sector bets, and we believe sector neutrality versus the benchmark helps us avoid risks due to large moves in any individual sector. However, we may occasionally have small overweights or underweights.
Since the end of June, we added a number of new holdings to the portfolio based on favorable rankings in our quantitative analysis. These included:
Option Care Health, a provider of home infusion medical services that should benefit over time from a shift of medical care from the hospital setting to the home; Aerojet Rocketdyne Holdings—a developer and manufacturer of propulsion systems for defense and space applications, armaments for tactical weapons, and missile defense systems—which agreed to be acquired by
L3Harris Technologies in December; and Grand Canyon Education, a for-profit education company with a strong online presence combined with a traditional ground campus in Phoenix, Arizona. We also added to existing positions in Pure Storage, an enterprise storage company that provides data storage solutions, and natural gas producer Range Resources.
Sales and eliminations are often prompted by declining rankings, elevated valuations, or merger activity. In the last six months, we trimmed positions in
BJ’s Wholesale Club Holdings; Life Storage, a self-storage real estate investment trust (REIT); Terreno Realty, a REIT that focuses primarily on warehouse and flex space in and near six major U.S. cities; and Littelfuse, a supplier of circuit protection, power control, and sensors to automotive, technology, and general industrial end markets. We also reduced our stakes in several companies that

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

moved into the mid-cap universe, such as Texas Pacific Land in the energy sector; Sarepta Therapeutics, a commercial-stage biopharmaceutical company;
and Shockwave Medical, a rapidly growing medical device company with a product that removes calcium from peripheral and coronary vessels via sonic waves. We eliminated our stakes in several companies that received takeover offers, such as software company CDK Global Holdings and health care company Turning Point Therapeutics. Other portfolio eliminations included
J&J Snack Foods, cable provider Cable One, regional bank Signature Bank, and CommVault Systems, which sells high-quality data backup and recovery software and has substantial business in Europe.
What is portfolio
management’s outlook?
The Federal Reserve is
committed to stamping out
inflation and has increased
short-term interest rates
steadily by 425 basis points
(four and one-quarter
percentage points) since
mid-March. Policymakers
have strongly reiterated that
they intend to raise rates
further and keep them high
for some time. We believe
that the rapid rise in rates
and the reduction in the
size of the Federal Reserve’s
balance sheet could maintain
downward pressure on the
economy’s growth rate.
The economy’s gross
domestic product growth
rate was below 0% in the first half of the year, but third-quarter growth was a strong 3.2%, according to the most recent estimate, and fourth-quarter growth, as measured by the Atlanta Federal Reserve’s nowcasting model, is currently estimated to be over 3%. While layoffs have primarily picked up in
IT companies, which had strong hiring in the past few years, the broad labor market has been strong and steady. Inflation has been declining but is still well above the Fed’s 2% long-term target, wage growth is strong, and consumer and corporate balance sheets remain healthy with ample cash balances. There is a
SECTOR DIVERSIFICATION
As of 12/31/22
QM U.S.
Small-Cap
Growth
Equity Fund
MSCI US
Small Cap
Growth
Index
Health Care 24.1% 23.3%
Industrials and Business
Services 20.0 20.4
Information Technology 19.4 18.9
Consumer Discretionary 12.9 12.9
Materials 4.8 5.5
Consumer Staples 4.7 4.4
Energy 4.5 4.5
Financials 4.1 5.3
Communication Services 2.7 3.0
Real Estate 1.4 1.3
Utilities 0.6 0.5
Other and Reserves 0.8 0.0
Total 100.0% 100.0%
Based on net assets as of 12/31/22.

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

discernible slowdown in interest rate-sensitive cyclical sectors, such as housing.
Interest rate increases act with a lag, and the Fed’s current rate-tightening cycle was preceded by the strongest economic and fiscal stimulus in decades. We do expect to observe a slowdown in the economy in 2023.
While the S&P 500 Index’s forward P/E multiple declined to a more normal level of about 16 at year-end 2022, consensus earnings estimates have started declining more recently. These conditions suggest that we should expect low equity market returns in the foreseeable future. Many stocks of good companies remain well below their 2021 highs, and we look forward to taking advantage of attractive investment opportunities during the new year. We expect stocks of lower-quality companies to remain under pressure. In contrast, we believe that high-quality companies with a solid financial profile should continue outperforming. While valuation spreads between growth and value stocks have declined considerably in 2022, we still believe companies that are cheaper on cash flow metrics will have an advantage. We would not be surprised to see more pain for cyclical stocks, especially those that benefited from the stimulus in 2020–2021.
While the investment landscape has dramatically changed due to elevated inflation and aggressive Fed tightening, and volatility since the beginning of the pandemic has been extraordinary at times, we can assure you that our long-standing investment strategy and stock selection process remain the same. We take macroeconomic events into account in the course of monitoring portfolio risks, and we believe that having a bottom-up stock selection process, and not relying on sector bets versus our benchmark, helps us avoid risks due to large moves in any one sector. We continue to look for high-quality stocks of companies that generate good cash flows and are judicious in deploying capital. We believe that such companies will persevere through challenging economic and financial conditions and distinguish themselves over time with strong operating and share-price performance relative to lower-quality businesses. We are grateful for your continued confidence in our investment management abilities.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

RISKS OF INVESTING IN THE FUND
Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the U.S. stock market, such as when the U.S.
financial markets decline, or because of factors that affect a particular company or industry.
Because the fund invests primarily in securities issued by small-cap companies, it is likely to be more volatile than a fund that focuses on securities issued by larger companies. Small-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to changes in overall economic conditions, and their securities may be difficult to trade.
Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. The fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.
The fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that the adviser may not be successful in selecting companies for investment or determining the weighting of particular stocks in the fund’s portfolio. Any of these factors could cause the fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

BENCHMARK INFORMATION
Note: MSCI and its affiliates and third-party sources and providers (collectively,
“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein.
The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. Historical MSCI data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/22
Halozyme Therapeutics 1.0%
Casella Waste Systems 1.0
Lattice Semiconductor 0.9
Ensign Group 0.9
Manhattan Associates 0.9
ExlService Holdings 0.8
Saia 0.8
CACI International 0.8
Graphic Packaging Holding 0.8
Molina Healthcare 0.8
Medpace Holdings 0.8
Performance Food Group 0.8
EMCOR Group 0.8
Atkore 0.7
Curtiss-Wright 0.7
Churchill Downs 0.7
AMN Healthcare Services 0.7
Inspire Medical Systems 0.7
Nexstar Media Group 0.7
Globus Medical 0.7
Murphy USA 0.7
Crocs 0.7
Post Holdings 0.7
Fabrinet 0.7
Fair Isaac 0.7
Total 19.5%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
QM U.S. SMALL-CAP GROWTH EQUITY FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
QM U.S. Small-Cap
Growth Equity Fund –
.
-22.41% 5.75% 10.93% – –
QM U.S. Small-Cap
Growth Equity Fund–
.
Advisor  Class -22.63 5.43 – 9.01% 7/5/16
QM U.S. Small-Cap
Growth Equity Fund–
.
I  Class -22.31 5.89 – 10.07 3/23/16
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
Advisor and
0.03
I Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
QM U.S. Small-Cap Growth Equity Fund 0.78%
QM U.S. Small-Cap Growth Equity Fund–Advisor Class 1.09
QM U.S. Small-Cap Growth Equity Fund–I Class 0.64
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
QM U.S. SMALL-CAP GROWTH EQUITY FUND
Beginning
Account Value
7/1/22
Ending
Account Value
12/31/22
Expenses Paid
During Period*
7/1/22 to 12/31/22
Investor Class
Actual $1,000.00 $1,057.00 $4.15
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.17   4.08
Advisor Class
Actual   1,000.00   1,055.70   5.49
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.86   5.40
I Class
Actual   1,000.00   1,057.50   3.42
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.88   3.36
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.80%,
the
2
Advisor Class was 1.06%, and the
3
I Class was 0.66%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 46.35 $ 47.73 $ 39.70 $ 31.16 $ 34.89
Investment activities
Net investment loss
(1)(2)
(0.09) (0.20) (0.09) (0.06) (0.08)
Net realized and unrealized gain/
loss (10.29) 5.30 9.51 10.24 (2.24)
Total from investment activities (10.38) 5.10 9.42 10.18 (2.32)
Distributions
Net realized gain (1.29) (6.48) (1.39) (1.64) (1.41)
NET ASSET VALUE
End of period $ 34.68 $ 46.35 $ 47.73 $ 39.70 $ 31.16
Ratios/Supplemental Data
Total return
(2)(3)
(22.41)% 11.30% 23.84% 32.76% (6.86)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.80% 0.78% 0.78% 0.79% 0.80%
Net expenses after waivers/
payments by Price Associates 0.80% 0.78% 0.78% 0.79% 0.80%
Net investment loss (0.25)% (0.40)% (0.23)% (0.16)% (0.22)%
Portfolio turnover rate 30.3% 28.3% 34.5% 21.6% 17.9%
Net assets, end of period (in
millions) $3,354 $5,524 $5,747 $5,254 $4,039
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 45.86 $ 47.43 $ 39.48 $ 31.10 $ 34.79
Investment activities
Net investment loss
(1)(2)
(0.19) (0.36) (0.21) (0.18) (0.18)
Net realized and unrealized gain/
loss (10.18) 5.27 9.42 10.20 (2.23)
Total from investment activities (10.37) 4.91 9.21 10.02 (2.41)
Distributions
Net realized gain (1.29) (6.48) (1.26) (1.64) (1.29)
... .... .... .... .... ....
Redemption fees added to paid-in
capital
(1)(3)
— — — —
(4)
0.01
NET ASSET VALUE
End of period $ 34.20 $ 45.86 $ 47.43 $ 39.48 $ 31.10

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(5)
(22.63)% 10.97% 23.43% 32.30% (7.09)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.08% 1.09% 1.10% 1.11% 1.07%
Net expenses after waivers/
payments by Price Associates 1.08% 1.09% 1.10% 1.11% 1.07%
Net investment loss (0.52)% (0.71)% (0.55)% (0.49)% (0.49)%
Portfolio turnover rate 30.3% 28.3% 34.5% 21.6% 17.9%
Net assets, end of period (in
thousands) $17,483 $28,195 $32,629 $24,781 $24,430
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
The fund charged redemption fees through March 31, 2019.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 46.61 $ 47.89 $ 39.82 $ 31.21 $ 34.94
Investment activities
Net investment loss
(1)(2)
(0.03) (0.13) (0.04) (0.01) (0.02)
Net realized and unrealized gain/
loss (10.36) 5.33 9.55 10.26 (2.25)
Total from investment activities (10.39) 5.20 9.51 10.25 (2.27)
Distributions
Net realized gain (1.29) (6.48) (1.44) (1.64) (1.46)
NET ASSET VALUE
End of period $ 34.93 $ 46.61 $ 47.89 $ 39.82 $ 31.21
Ratios/Supplemental Data
Total return
(2)(3)
(22.31)% 11.47% 24.00% 32.93% (6.72)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.66% 0.64% 0.65% 0.65% 0.66%
Net expenses after waivers/
payments by Price Associates 0.66% 0.64% 0.65% 0.65% 0.66%
Net investment loss (0.09)% (0.26)% (0.10)% (0.02)% (0.06)%
Portfolio turnover rate 30.3% 28.3% 34.5% 21.6% 17.9%
Net assets, end of period (in
millions) $3,259 $4,246 $4,317 $3,303 $2,380
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund
December 31, 2022

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.2%
COMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 0.7%
Cogent Communications Holdings  89,200 5,092
Iridium Communications  (1) 819,400 42,117
47,209
Entertainment 0.9%
Endeavor Group Holdings, Class A  (1) 1,248,400 28,139
World Wrestling Entertainment, Class A  434,700 29,786
57,925
Interactive Media & Services 0.2%
Ziff Davis  (1) 170,840 13,513
13,513
Media 0.9%
Nexstar Media Group, Class A  267,700 46,855
TechTarget  (1) 97,800 4,309
Thryv Holdings  (1) 371,100 7,051
58,215
Total Communication Services 176,862
CONSUMER DISCRETIONARY 12.8%
Auto Components 0.3%
Dorman Products  (1) 190,500 15,406
LCI Industries  41,200 3,809
Patrick Industries  65,450 3,966
23,181
Distributors 0.4%
Pool  92,500 27,966
27,966
Diversified Consumer Services 0.5%
Bright Horizons Family Solutions  (1) 80,954 5,108
Carriage Services  183,100 5,043
Grand Canyon Education  (1) 194,800 20,582
30,733
Hotels, Restaurants & Leisure 6.1%
Bloomin' Brands  570,200 11,472
Boyd Gaming  705,400 38,466
Choice Hotels International  380,700 42,882
Churchill Downs  224,740 47,517
Domino's Pizza  47,787 16,553
Everi Holdings  (1) 906,900 13,014

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Hilton Grand Vacations  (1) 524,800 20,226
Papa John's International  280,500 23,088
Planet Fitness, Class A  (1) 375,500 29,589
Red Rock Resorts, Class A  553,700 22,154
SeaWorld Entertainment  (1) 283,600 15,175
Texas Roadhouse  500,800 45,548
Travel + Leisure  329,600 11,997
Vail Resorts  91,130 21,721
Wendy's  1,888,200 42,730
402,132
Household Durables 1.3%
Cavco Industries  (1) 81,214 18,375
Helen of Troy  (1) 21,300 2,362
Skyline Champion  (1) 343,000 17,668
Tempur Sealy International  817,200 28,054
TopBuild  (1) 136,900 21,424
87,883
Leisure Products 0.6%
Brunswick  74,940 5,402
Mattel  (1) 2,074,300 37,005
42,407
Specialty Retail 2.0%
Academy Sports & Outdoors  399,400 20,984
Asbury Automotive Group  (1) 38,200 6,847
Burlington Stores  (1) 58,000 11,760
Dick's Sporting Goods  206,000 24,780
Floor & Decor Holdings, Class A  (1) 38,400 2,674
Murphy USA  165,700 46,320
National Vision Holdings  (1) 247,700 9,601
Penske Automotive Group  76,600 8,804
131,770
Textiles, Apparel & Luxury Goods 1.6%
Capri Holdings  (1) 568,100 32,564
Crocs  (1) 424,800 46,061
Deckers Outdoor  (1) 77,300 30,855
109,480
Total Consumer Discretionary 855,552
CONSUMER STAPLES 4.8%
Beverages 0.7%
Boston Beer, Class A  (1) 28,200 9,292
Coca-Cola Consolidated  69,700 35,712
45,004

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Food & Staples Retailing 1.4%
BJ's Wholesale Club Holdings  (1) 345,000 22,825
Casey's General Stores  76,900 17,253
Performance Food Group  (1) 858,900 50,151
90,229
Food Products 1.7%
Darling Ingredients  (1) 234,300 14,665
Hostess Brands  (1) 666,500 14,956
Post Holdings  (1) 508,800 45,925
Simply Good Foods  (1) 957,800 36,425
111,971
Personal Products 1.0%
BellRing Brands  (1) 632,600 16,220
Coty, Class A  (1) 2,196,800 18,805
Inter Parfums  301,900 29,139
64,164
Total Consumer Staples 311,368
ENERGY 4.5%
Energy Equipment & Services 1.5%
Cactus, Class A  300,567 15,107
ChampionX  483,200 14,008
Nabors Industries  (1) 75,700 11,724
TechnipFMC  (1) 2,898,200 35,329
Weatherford International  (1) 453,800 23,107
99,275
Oil, Gas & Consumable Fuels 3.0%
APA  232,900 10,872
Arch Resources  64,500 9,210
Centrus Energy, Class A  (1) 128,300 4,167
Enviva  (2) 133,200 7,056
Magnolia Oil & Gas, Class A  1,502,100 35,224
Matador Resources  640,200 36,645
PBF Energy, Class A  73,300 2,989
PDC Energy  172,400 10,944
Range Resources  1,089,200 27,252
SM Energy  882,900 30,751
Targa Resources  166,400 12,230
Texas Pacific Land  5,400 12,659
199,999
Total Energy 299,274

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
FINANCIALS 4.1%
Banks 0.6%
Bancorp (1) 481,200 13,656
First Bancorp  221,700 9,498
ServisFirst Bancshares  77,500 5,340
Western Alliance Bancorp  189,700 11,299
39,793
Capital Markets 1.6%
Blue Owl Capital  (2) 1,654,100 17,533
FactSet Research Systems  67,800 27,202
LPL Financial Holdings  178,100 38,500
MarketAxess Holdings  91,900 25,630
108,865
Consumer Finance 0.2%
SLM  663,500 11,014
11,014
Insurance 1.7%
BRP Group, Class A  (1) 336,500 8,460
Palomar Holdings  (1) 356,280 16,090
Primerica  203,000 28,789
Ryan Specialty Holdings, Class A  (1) 771,700 32,033
Selective Insurance Group  334,900 29,675
115,047
Total Financials 274,719
HEALTH CARE 24.2%
Biotechnology 9.6%
ACADIA Pharmaceuticals  (1) 715,612 11,392
Agios Pharmaceuticals  (1) 290,281 8,151
Akero Therapeutics  (1) 173,400 9,502
Alector  (1) 294,326 2,717
Alkermes  (1) 1,027,900 26,859
Allogene Therapeutics  (1)(2) 365,301 2,298
Amicus Therapeutics  (1) 1,003,500 12,253
Apellis Pharmaceuticals  (1) 431,200 22,297
Avidity Biosciences  (1) 227,574 5,050
Biohaven  (1) 275,450 3,823
Blueprint Medicines  (1) 384,585 16,849
C4 Therapeutics  (1) 75,400 445
CareDx  (1) 165,271 1,886
Catalyst Pharmaceuticals  (1) 696,500 12,955
Cerevel Therapeutics Holdings  (1)(2) 416,200 13,127
CRISPR Therapeutics  (1)(2) 351,358 14,283
Cytokinetics  (1)(2) 389,700 17,856

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Denali Therapeutics  (1) 404,200 11,241
Exelixis  (1) 1,006,300 16,141
Fate Therapeutics  (1) 367,000 3,703
FibroGen  (1) 273,200 4,377
Generation Bio  (1) 422,600 1,661
Halozyme Therapeutics  (1) 1,175,300 66,874
Horizon Therapeutics  (1) 367,400 41,810
IGM Biosciences  (1) 143,152 2,435
Insmed  (1) 1,113,193 22,242
Intellia Therapeutics  (1) 331,696 11,573
Ionis Pharmaceuticals  (1) 713,000 26,930
Iovance Biotherapeutics  (1) 491,358 3,140
IVERIC bio  (1) 417,806 8,945
Karuna Therapeutics  (1) 129,272 25,402
Kymera Therapeutics  (1)(2) 268,200 6,694
Madrigal Pharmaceuticals  (1) 36,500 10,594
Mirati Therapeutics  (1) 165,897 7,517
Monte Rosa Therapeutics  (1) 65,000 495
Morphic Holding  (1) 105,000 2,809
Natera  (1) 352,200 14,148
Neurocrine Biosciences  (1) 191,326 22,852
Nurix Therapeutics  (1) 147,800 1,623
Prothena  (1) 304,130 18,324
PTC Therapeutics  (1) 449,900 17,173
Replimune Group  (1) 360,066 9,794
REVOLUTION Medicines  (1) 375,492 8,944
Rocket Pharmaceuticals  (1) 286,029 5,597
Sage Therapeutics  (1) 250,959 9,571
Sarepta Therapeutics  (1) 158,900 20,590
Scholar Rock Holding  (1) 377,651 3,418
Scholar Rock Holding, Warrants, 12/31/25, Acquisition Date:
6/17/22, Cost $—  (1)(3) 22,712 115
Seagen  (1) 100,700 12,941
Twist Bioscience  (1) 222,396 5,295
Ultragenyx Pharmaceutical  (1) 353,041 16,356
Xencor  (1) 468,800 12,207
Zentalis Pharmaceuticals  (1) 146,011 2,941
638,215
Health Care Equipment & Supplies 5.8%
AtriCure (1) 304,500 13,514
CONMED  194,000 17,196
Embecta  200,100 5,060
Globus Medical, Class A  (1) 628,700 46,694
Haemonetics  (1) 334,200 26,285
ICU Medical  (1) 149,698 23,574

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Inari Medical  (1)(2) 206,800 13,144
Inspire Medical Systems  (1) 187,000 47,102
iRhythm Technologies  (1) 187,400 17,554
Lantheus Holdings  (1) 572,000 29,149
Merit Medical Systems  (1) 614,400 43,389
Omnicell  (1) 351,000 17,697
Penumbra  (1) 90,800 20,199
PROCEPT BioRobotics  (1) 231,700 9,625
Shockwave Medical  (1) 83,199 17,107
STERIS  145,866 26,940
Tandem Diabetes Care  (1) 194,300 8,734
382,963
Health Care Providers & Services 4.4%
Acadia Healthcare  (1) 100,300 8,257
Addus HomeCare  (1) 281,800 28,036
Amedisys  (1) 151,100 12,623
AMN Healthcare Services  (1) 458,300 47,122
Chemed  23,600 12,046
CorVel  (1) 205,066 29,802
Ensign Group  643,900 60,919
ModivCare  (1) 92,000 8,255
Molina Healthcare  (1) 157,400 51,977
Option Care Health  (1) 1,178,051 35,448
294,485
Health Care Technology 0.3%
Evolent Health, Class A  (1) 599,000 16,820
16,820
Life Sciences Tools & Services 2.6%
Adaptive Biotechnologies  (1) 383,500 2,930
Azenta  61,000 3,552
Bruker  205,600 14,053
Charles River Laboratories International  (1) 132,700 28,915
Maravai LifeSciences Holdings, Class A  (1) 689,100 9,861
Medpace Holdings  (1) 241,100 51,212
NeoGenomics  (1) 196,900 1,819
Repligen  (1) 202,700 34,319
West Pharmaceutical Services  100,400 23,629
170,290
Pharmaceuticals 1.5%
Amphastar Pharmaceuticals  (1) 580,100 16,254
Arvinas  (1) 248,265 8,493
Catalent  (1) 321,141 14,455
DICE Therapeutics  (1) 193,508 6,037
Intra-Cellular Therapies  (1) 365,700 19,353

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Pacira BioSciences  (1) 260,100 10,042
Prestige Consumer Healthcare  (1) 84,100 5,265
Supernus Pharmaceuticals  (1) 353,100 12,595
Ventyx Biosciences  (1) 136,400 4,473
96,967
Total Health Care 1,599,740
INDUSTRIALS & BUSINESS SERVICES 20.1%
Aerospace & Defense 1.8%
Aerojet Rocketdyne Holdings  (1) 457,300 25,577
Cadre Holdings  235,500 4,743
Curtiss-Wright  289,400 48,327
Hexcel  355,000 20,892
Mercury Systems  (1) 208,800 9,342
Moog, Class A  143,100 12,558
121,439
Air Freight & Logistics 0.4%
GXO Logistics  (1) 566,800 24,197
24,197
Building Products 1.7%
AAON  232,700 17,527
Builders FirstSource  (1) 505,400 32,790
CSW Industrials  151,600 17,575
Gibraltar Industries  (1) 108,100 4,960
UFP Industries  527,400 41,796
114,648
Commercial Services & Supplies 2.7%
Casella Waste Systems, Class A  (1) 833,300 66,089
Clean Harbors  (1) 343,000 39,143
IAA  (1) 595,800 23,832
MSA Safety  106,400 15,342
Rentokil Initial, ADR  1,021,960 31,487
175,893
Construction & Engineering 1.9%
Comfort Systems USA  388,400 44,697
EMCOR Group  335,700 49,721
WillScot Mobile Mini Holdings  (1) 767,200 34,654
129,072
Electrical Equipment 0.9%
Atkore (1) 429,343 48,696
Shoals Technologies Group, Class A  (1) 498,000 12,286
60,982

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Machinery 4.3%
Albany International, Class A  221,300 21,818
Evoqua Water Technologies  (1) 417,000 16,513
Federal Signal  349,000 16,218
Graco  106,910 7,191
John Bean Technologies  275,700 25,180
Kadant  189,100 33,590
Lincoln Electric Holdings  186,500 26,947
RBC Bearings  (1) 182,025 38,107
SPX Technologies  (1) 426,800 28,019
Toro  302,400 34,232
Watts Water Technologies, Class A  244,700 35,782
283,597
Professional Services 3.5%
ASGN (1) 166,600 13,575
Booz Allen Hamilton Holding  403,100 42,132
CACI International, Class A  (1) 175,900 52,874
CBIZ  (1) 482,800 22,619
Exponent  451,216 44,711
Insperity  317,100 36,022
NV5 Global  (1) 128,900 17,056
228,989
Road & Rail 1.6%
Landstar System  164,900 26,862
RXO  (1) 335,900 5,778
Saia  (1) 253,300 53,112
XPO  (1) 578,100 19,245
104,997
Trading Companies & Distributors 1.3%
Herc Holdings  184,200 24,235
McGrath RentCorp  144,656 14,283
SiteOne Landscape Supply  (1) 231,900 27,207
Watsco  75,000 18,705
84,430
Total Industrials & Business Services 1,328,244
INFORMATION TECHNOLOGY 19.3%
Communications Equipment 0.3%
Lumentum Holdings  (1) 328,800 17,154
Ubiquiti  (2) 20,500 5,607
22,761
Electronic Equipment, Instruments & Components 2.8%
Advanced Energy Industries  300,200 25,751

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Cognex  152,800 7,198
ePlus  (1) 85,400 3,782
Fabrinet  (1) 355,400 45,569
Littelfuse  64,700 14,247
Novanta  (1) 327,500 44,498
Teledyne Technologies  (1) 74,030 29,605
Zebra Technologies, Class A  (1) 62,100 15,923
186,573
IT Services 2.9%
Broadridge Financial Solutions  130,900 17,558
Concentrix  205,900 27,418
Euronet Worldwide  (1) 184,500 17,413
EVERTEC  358,100 11,595
ExlService Holdings  (1) 328,900 55,726
Gartner  (1) 50,000 16,807
Paya Holdings  (1) 1,355,300 10,666
Perficient  (1) 309,700 21,626
SS&C Technologies Holdings  266,400 13,869
192,678
Semiconductors & Semiconductor Equipment 4.7%
Axcelis Technologies  (1) 371,000 29,442
Cirrus Logic  (1) 241,130 17,959
Diodes  (1) 377,700 28,758
Entegris  210,700 13,820
FormFactor  (1) 706,800 15,712
Kulicke & Soffa Industries  433,000 19,165
Lattice Semiconductor  (1) 943,400 61,208
MaxLinear  (1) 676,600 22,971
MKS Instruments  136,400 11,557
Monolithic Power Systems  41,807 14,783
Onto Innovation  (1) 365,600 24,894
Power Integrations  490,400 35,171
Synaptics  (1) 191,000 18,176
313,616
Software 8.0%
A10 Networks  788,200 13,108
ACI Worldwide  (1) 446,200 10,263
Alarm.com Holdings  (1) 56,600 2,801
Aspen Technology  (1) 70,476 14,476
Box, Class A  (1) 1,051,200 32,724
Consensus Cloud Solutions  (1) 103,646 5,572
Descartes Systems Group  (1) 637,300 44,388
Digital Turbine  (1) 519,300 7,914
DoubleVerify Holdings  (1) 229,851 5,047

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Envestnet  (1) 348,800 21,521
Fair Isaac  (1) 76,100 45,552
Fortinet  (1) 270,700 13,234
Informatica, Class A  (1) 620,800 10,113
Manhattan Associates  (1) 475,600 57,738
NCR  (1) 583,200 13,653
Paylocity Holding  (1) 137,000 26,614
PowerSchool Holdings, Class A  (1) 554,900 12,807
PTC  (1) 224,250 26,919
Qualys  (1) 278,500 31,256
Rapid7  (1) 284,300 9,660
Sapiens International  719,600 13,298
SPS Commerce  (1) 335,900 43,140
Tenable Holdings  (1) 516,800 19,716
Teradata  (1) 330,700 11,131
Tyler Technologies  (1) 76,900 24,793
Workiva  (1) 135,100 11,344
528,782
Technology Hardware, Storage & Peripherals 0.6%
Pure Storage, Class A  (1) 1,613,200 43,169
43,169
Total Information Technology 1,287,579
MATERIALS 4.6%
Chemicals 2.4%
Axalta Coating Systems  (1) 972,400 24,767
Balchem  247,400 30,210
Element Solutions  1,360,600 24,749
HB Fuller  327,900 23,484
Ingevity  (1) 278,200 19,596
Livent  (1) 1,157,400 22,998
Olin  214,200 11,340
157,144
Construction Materials 0.4%
Eagle Materials  189,800 25,215
25,215
Containers & Packaging 1.0%
Berry Global Group  204,600 12,364
Graphic Packaging Holding  2,361,600 52,546
64,910
Metals & Mining 0.3%
Alpha Metallurgical Resources  95,600 13,995

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Arconic  (1) 215,500 4,560
18,555
Paper & Forest Products 0.5%
Louisiana-Pacific  528,900 31,311
31,311
Total Materials 297,135
MATERIALS 0.2%
Metals & Mining 0.2%
Royal Gold  154,200 17,381
Total MATERIALS 17,381
REAL ESTATE 1.3%
Equity Real Estate Investment Trusts 1.3%
Equity LifeStyle Properties, REIT  205,400 13,269
First Industrial Realty Trust, REIT  464,400 22,412
Life Storage, REIT  146,400 14,420
Rexford Industrial Realty, REIT  306,700 16,758
Ryman Hospitality Properties, REIT  124,500 10,182
Terreno Realty, REIT  214,600 12,204
Total Real Estate 89,245
UTILITIES 0.6%
Independent Power & Renewable Electricity Producers 0.6%
Clearway Energy, Class C  482,300 15,371
NextEra Energy Partners  (2) 222,200 15,574
Ormat Technologies  127,600 11,035
Total Utilities 41,980
Total Common Stocks (Cost $5,206,910) 6,579,079
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 4.30%  (4)(5) 61,207,165 61,207
Total Short-Term Investments (Cost $61,207) 61,207

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 4.30%  (4)(5) 43,812,313 43,812
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 43,812
Total Securities Lending Collateral (Cost $43,812) 43,812
Total Investments in Securities
100.8% of Net Assets
(Cost $5,311,929) $ 6,684,098
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 3. All or a portion of this security is on loan at December 31, 2022.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$115 and represents 0.0% of net assets.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.30% $ — $ — $ 1,282++
Totals $ —# $ — $ 1,282+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
12/31/22
T. Rowe Price Government
Reserve Fund, 4.30% $ 81,745  ¤   ¤ $ 105,019
Total $ 105,019^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $1,282 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $105,019.

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $5,311,929) $ 6,684,098
Receivable for investment securities sold 17,222
Receivable for shares sold 9,200
Dividends receivable 2,733
Other assets 118
Total assets 6,713,371
Liabilities
Obligation to return securities lending collateral 43,812
Payable for shares redeemed 22,674
Payable for investment securities purchased 11,928
Investment management fees payable 3,700
Due to affiliates 149
Payable to directors 4
Other liabilities 880
Total liabilities 83,147
NET ASSETS $ 6,630,224

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 1,400,346
Paid-in capital applicable to 190,508,715 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 5,229,878
NET ASSETS $ 6,630,224
NET ASSET VALUE PER SHARE
Investor Class
($3,353,982,826 / 96,712,130 shares outstanding) $ 34.68
Advisor Class
($17,482,964 / 511,198 shares outstanding) $ 34.20
I Class
($3,258,758,394 / 93,285,387 shares outstanding) $ 34.93

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/22
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $140) $ 41,744
Securities lending 102
Total income 41,846
Expenses
Investment management 47,295
Shareholder servicing
Investor Class $ 5,913
Advisor Class 33
I Class 219 6,165
Rule 12b-1 fees
Advisor Class 50
Prospectus and shareholder reports
Investor Class 308
Advisor Class 5
I Class 226 539
Custody and accounting 338
Registration 124
Legal and audit 28
Directors 19
Miscellaneous 30
Total expenses 54,588
Net investment loss (12,742)
Realized and Unrealized Gain / Loss –
Net realized gain on securities 159,530
Change in net unrealized gain / loss on securities (2,282,935)
Net realized and unrealized gain / loss (2,123,405)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (2,136,147)

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (12,742) $ (34,939)
Net realized gain 159,530 1,223,210
Change in net unrealized gain / loss (2,282,935) (90,953)
Increase (decrease) in net assets from operations (2,136,147) 1,097,318
Distributions to shareholders
Net earnings
Investor Class (122,439) (690,260)
Advisor Class (636) (3,447)
I Class (117,304) (528,472)
Decrease in net assets from distributions (240,379) (1,222,179)
Capital share transactions
*
Shares sold
Investor Class 608,257 797,270
Advisor Class 2,866 2,921
I Class 1,149,059 849,848
Distributions reinvested
Investor Class 115,243 639,483
Advisor Class 636 3,443
I Class 110,347 484,647
Shares redeemed
Investor Class (1,583,159) (1,585,411)
Advisor Class (7,822) (10,510)
I Class (1,186,327) (1,355,220)
Decrease in net assets from capital share
transactions (790,900) (173,529)

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Net Assets
Decrease during period (3,167,426) (298,390)
Beginning of period 9,797,650 10,096,040
End of period $ 6,630,224 $ 9,797,650
*Share information (000s)
Shares sold
Investor Class 15,895 15,915
Advisor Class 75 58
I Class 30,274 16,798
Distributions reinvested
Investor Class 3,295 14,432
Advisor Class 18 79
I Class 3,132 10,879
Shares redeemed
Investor Class (41,650) (31,584)
Advisor Class (197) (210)
I Class (31,224) (26,703)
Decrease in shares outstanding (20,382) (336)

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Quantitative Management Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The QM U.S. Small-Cap
Growth Equity Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies. The fund has three classes of shares: the QM U.S. Small-Cap Growth Equity Fund (Investor Class),
the QM U.S. Small-Cap Growth Equity Fund–Advisor Class (Advisor Class), and the
QM U.S. Small-Cap Growth Equity Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from
Investor Class to I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from
REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The
Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial statements.

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 6,578,964 $ 115 $ — $ 6,579,079
Short-Term Investments 61,207 — — 61,207
Securities Lending Collateral 43,812 — — 43,812
Total $ 6,683,983 $ 115 $ — $ 6,684,098

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2022, the value of loaned securities was
$42,657,000; the value of cash collateral and related investments was $43,812,000.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $2,264,013,000 and $3,311,445,000, respectively, for the year ended
December 31, 2022.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the current net operating loss and deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2022
December 31,
2021
Ordinary income (including short-term capital gains,
if any) $ — $ 87,771
Long-term capital gain 240,379 1,134,408
Total distributions $ 240,379 $ 1,222,179

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

At December 31, 2022, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2022, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to late-year ordinary loss deferrals. The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to
($000s)
Cost of investments $ 5,319,113
Unrealized appreciation $ 1,938,591
Unrealized depreciation (573,606)
Net unrealized appreciation (depreciation) $ 1,364,985
($000s)
Undistributed long-term capital gain $ 36,416
Net unrealized appreciation (depreciation) 1,364,985
Loss carryforwards and deferrals (1,055)
Total distributable earnings (loss) $ 1,400,346

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2022, the effective annual group fee rate was 0.29%.
The I Class is subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the
I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the
I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended December 31, 2022, expenses incurred pursuant to these service agreements were $102,000 for Price Associates; $1,314,000 for T. Rowe Price Services, Inc.; and
$191,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
I Class
Expense limitation/I Class Limit 0.05%
Expense limitation date 04/30/24
(Waived)/repaid during the period ($000s) $—

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
December 31, 2022, this reimbursement amounted to $105,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Quantitative Management Funds, Inc.
and Shareholders of T. Rowe Price QM U.S. Small-Cap Growth Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price QM U.S. Small-Cap Growth Equity Fund (one
of the funds constituting T. Rowe Price Quantitative Management Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31,
2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31,
2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $254,455,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $36,167,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $35,264,000 of the fund's income qualifies for the dividends-
received deduction.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in
Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates.
The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland
21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); President, Radian Guaranty (2008 to
2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021);
Director, Chimera Investment Corporation (2017 to 2021); Director, First
Industrial Realty Trust (2020 to present); Director, Federal Home Loan
Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018
[0]
President, The Johns Hopkins University and Professor, Political Science
Department, The Johns Hopkins University (2009 to present); Director,
Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc.
(2020 to present)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020
to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of
the Board (2016 to 2020), and President (2009 to 2016), First Industrial
Realty Trust, owner and operator of industrial properties; Chair of the
Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Member, Investment Company
Institute Board of Governors (2017 to 2019); Member, Independent
Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR
(2018 to present); Director, Boston Properties (2016 to present); Director,
Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a
collaborative working to improve opportunities for young African
Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price
Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Robert W. Sharps, CFA,
CPA
(b)
(1971)
2017
[0]
Director and Vice President, T. Rowe Price; Director, Price Investment
Management; Chief Executive Officer and President, T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust Company
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price
Funds.
Name (Year of Birth)
Position Held With Quantitative Management
Funds, Inc. Principal Occupation(s)
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel, Pacific
Investment Management Company LLC (to 2017)
David Corris (1975)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Head of Disciplined Equities
and Portfolio Manager, Bank of Montreal Global
Asset Management (to 2021)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Pengquin George Gao (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE QM U.S. Small-Cap Growth Equity Fund

Name (Year of Birth)
Position Held With Quantitative Management
Funds, Inc. Principal Occupation(s)
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Prashant G. Jeyaganesh (1983)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Vidya Kadiyam (1980)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Rinald Murataj, Ph.D. (1989)
Vice President
Vice President, T. Rowe Price; formerly, student and
Alpha Researcher, Cornell University (to 2018)
Sudhir Nanda, Ph.D., CFA (1959)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Jordan S. Pryor (1991)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Peter Stournaras (1973)
President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Managing Director, Chief
Portfolio Strategist, JP Morgan Private Bank (to
2020); Private Consultant and Advisor, Pteleos
Consulting (to 2018)
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
You have many
investment goals.
Explore products and services that can help
you achieve them.
Whether you want to put away more money for retirement, for a child’s education, or for other priorities, we have solutions for you. See how we can help you accomplish the investment goals that are important to you.
RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202302-2582769
F120-050 2/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)    Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$21,734	$21,172
Audit-Related Fees	-	-
Tax Fees	-	1,540
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,037,000 and $3,732,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Quantitative Management Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2023